UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22606

Name of Fund:  BlackRock Utility and Infrastructure Trust (BUI)

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Utility and Infrastructure Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 12/31/2015

Date of reporting period: 03/31/2015

Item 1 – Schedule of Investments

Schedule of Investments March 31, 2015 (Unaudited)	BlackRock Utility and Infrastructure Trust (BUI)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Construction & Engineering — 2.3%
Ferrovial SA	393,500	$8,366,587
Diversified Telecommunication Services — 1.0%
Verizon Communications, Inc. (a)	79,500	3,866,085
Electric Utilities — 21.7%
American Electric Power Co., Inc. (a)	49,600	2,790,000
Cleco Corp.	36,400	1,984,528
Duke Energy Corp. (a)	162,568	12,481,971
Edison International (a)	131,400	8,208,558
Enel SpA (a)	449,400	2,030,123
Eversource Energy (a)	76,200	3,849,624
Exelon Corp. (a)	198,400	6,668,224
Iberdrola SA	182,200	1,174,922
ITC Holdings Corp.	148,900	5,573,327
NextEra Energy, Inc. (a)	154,900	16,117,345
NRG Yield, Inc., Class A	159,100	8,071,143
OGE Energy Corp.	54,000	1,706,940
Pinnacle West Capital Corp. (a)	43,100	2,747,625
PPL Corp.	105,900	3,564,594
Spark Infrastructure Group (b)	670,800	1,009,551
Xcel Energy, Inc.	61,700	2,147,777

		80,126,252
Gas Utilities — 1.7%
The Laclede Group, Inc.	25,100	1,285,622
New Jersey Resources Corp.	52,300	1,624,438
Snam SpA (a)	691,900	3,358,564

		6,268,624
Independent Power and Renewable Electricity Producers — 4.8%
EDP Renovaveis SA	313,900	2,157,508
Enel Green Power SpA	822,500	1,533,676
NextEra Energy Partners LP	67,500	2,957,850
NRG Energy, Inc. (a)	147,701	3,720,588
Pattern Energy Group, Inc.	94,900	2,687,568
TerraForm Power, Inc., Class A (a)	124,300	4,538,193

		17,595,383
Multi-Utilities — 22.8%
CenterPoint Energy, Inc.	106,600	2,175,706
CMS Energy Corp. (a)(c)	409,400	14,292,154
Dominion Resources, Inc. (a)(c)	197,300	13,982,651
DTE Energy Co.	25,800	2,081,802
E.ON SE	39,300	584,347
National Grid PLC	956,000	12,290,331
NiSource, Inc. (a)	122,900	5,427,264
NorthWestern Corp.	41,992	2,258,750
Public Service Enterprise Group, Inc.	221,156	9,270,860
RWE AG	49,100	1,250,078
Sempra Energy (a)	129,700	14,139,894
Veolia Environnement SA	55,000	1,040,243
Wisconsin Energy Corp. (c)	116,400	5,761,800

		84,555,880

Common Stocks	Shares	Value
Oil, Gas & Consumable Fuels — 25.7%
Antero Midstream Partners LP	82,500	$1,995,675
Columbia Pipeline Partners LP (d)	80,400	2,226,276
Delek Logistics Partners LP (a)	31,300	1,362,489
Dominion Midstream Partners LP (d)	323,200	13,416,032
Enable Midstream Partners LP	38,600	633,040
Enbridge, Inc. (a)	147,400	7,148,900
Energy Transfer Partners LP (a)	24,896	1,387,952
Enterprise Products Partners LP (a)	195,454	6,436,300
EQT Midstream Partners LP	41,300	3,207,358
GasLog Partners LP	5,400	132,840
Genesis Energy LP (a)	121,069	5,690,243
Magellan Midstream Partners LP (a)	62,500	4,794,375
MarkWest Energy Partners LP (a)	65,253	4,313,223
MPLX LP (a)	46,400	3,399,264
ONEOK Partners LP	65,945	2,693,194
PBF Logistics LP (a)	27,200	619,072
Phillips 66 Partners LP (a)	44,600	3,151,882
Plains All American Pipeline LP	92,370	4,504,885
Rose Rock Midstream LP	18,300	869,250
Shell Midstream Partners LP (a)	334,600	13,049,400
Sunoco Logistics Partners LP	83,100	3,435,354
Tesoro Logistics LP	48,858	2,628,560
TransCanada Corp. (a)	67,900	2,903,528
Valero Energy Partners LP	38,200	1,848,880
Western Gas Partners LP (a)	19,814	1,304,752
Williams Partners LP	42,015	2,067,978

		95,220,702
Real Estate Investment Trusts (REITs) — 2.6%
American Tower Corp. (a)(c)	91,400	8,605,310
Crown Castle International Corp. (a)	11,300	932,702

		9,538,012
Road & Rail — 0.2%
East Japan Railway Co.	9,600	771,618
Transportation Infrastructure — 12.3%
Abertis Infraestructuras SA	390,900	7,065,321
Aeroports de Paris	29,300	3,502,046
Atlantia SpA (a)	418,084	10,978,990
Flughafen Zuerich AG	6,300	4,956,808
Fraport AG Frankfurt Airport Services Worldwide	28,300	1,690,405
Groupe Eurotunnel SE	348,800	5,000,388
Japan Airport Terminal Co. Ltd.	33,500	2,025,949
Sydney Airport (b)	597,666	2,351,921
Transurban Group (b)	1,090,300	7,894,722

		45,466,550
Water Utilities — 2.8%
American Water Works Co., Inc. (a)	190,100	10,305,321

Portfolio Abbreviations

AUD	Australian Dollar	EUR	Euro	JPY	Japanese Yen
CAD	Canadian Dollar	GBP	British Pound	USD	US Dollar

MARCH 31, 2015	1

Schedule of Investments (continued)	BlackRock Utility and Infrastructure Trust (BUI) (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Wireless Telecommunication Services — 0.7%
SBA Communications Corp., Class A (a)(d)	22,500	$2,634,750
Total Long-Term Investments (Cost — $283,364,911) — 98.6%		364,715,764

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.06% (e)(f)	7,531,446	$7,531,446
Total Short-Term Securities (Cost — $7,531,446) — 2.0%		7,531,446
Total Investments Before Options Written (Cost — $290,896,357*) — 100.6%		372,247,210

Options Written
(Premiums Received — $2,350,170) — (0.5)%		(1,964,482)
Total Investments Net of Options Written — 100.1%		370,282,728
Liabilities in Excess of Other Assets — (0.1)%		(222,274)

Net Assets — 100.0%		$370,060,454

Notes to Schedule of Investments

*	As of March 31, 2015, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$288,213,175

Gross unrealized appreciation	$84,599,231
Gross unrealized depreciation	(565,196)

Net unrealized appreciation	$84,034,035

(a)	All or a portion of security has been pledged/segregated as collateral in connection with outstanding options written.

(b)	Stapled Security - A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.

(c)	All or a portion of security has been pledged as collateral in connection with outstanding OTC derivatives.

(d)	Non-income producing security.

(e)	During the period ended March 31, 2015, Investments in issuers considered to be an affiliate of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliates	Shares Held at December 31, 2014	Net Activity	Shares Held at March 31, 2015	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	10,776,191	(3,244,745)	7,531,446	$1,912
BlackRock Liquidity Series, LLC Money Market Series	—	—	—	$919

(f)	Represents the current yield as of report date.

•

For Trust compliance purposes, the Trust’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•	As of March 31, 2015, exchange-traded options written were as follows:

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
Verizon Communications, Inc.	Call	USD	49.00	4/06/15	22	$(220)
Western Gas Partners LP	Call	USD	72.51	4/07/15	70	(19)
Verizon Communications, Inc.	Call	USD	48.50	4/10/15	22	(935)
Verizon Communications, Inc.	Call	USD	49.00	4/10/15	22	(429)
Verizon Communications, Inc.	Call	USD	50.00	4/10/15	36	(144)
American Tower Corp.	Call	USD	97.50	4/17/15	320	(14,400)
American Water Works Co., Inc.	Call	USD	55.00	4/17/15	162	(7,290)
Atlantia SpA	Call	EUR	25.00	4/17/15	290	(29,293)
CMS Energy Corp.	Call	USD	37.77	4/17/15	360	(530)
Crown Castle International Corp.	Call	USD	87.50	4/17/15	39	(390)
Dominion Resources, Inc.	Call	USD	70.00	4/17/15	140	(23,100)
Dominion Resources, Inc.	Call	USD	72.50	4/17/15	264	(11,220)
Dominion Resources, Inc.	Call	USD	77.50	4/17/15	267	(1,335)
Duke Energy Corp.	Call	USD	77.50	4/17/15	277	(22,160)

2	MARCH 31, 2015

Schedule of Investments (continued)	BlackRock Utility and Infrastructure Trust (BUI)

As of March 31, 2015, exchange-traded options written were as follows: (concluded)

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
Edison International	Call	USD	67.50	4/17/15	216	$(1,080)
Enbridge, Inc.	Call	USD	50.00	4/17/15	250	(8,125)
Enel SpA	Call	EUR	4.20	4/17/15	157	(6,704)
Enterprise Products Partners LP	Call	USD	33.10	4/17/15	340	(20,813)
Eversource Energy	Call	USD	55.00	4/17/15	196	(9,800)
Exelon Corp.	Call	USD	36.00	4/17/15	338	(3,380)
Genesis Energy LP	Call	USD	47.50	4/17/15	210	(20,475)
Magellan Midstream Partners LP	Call	USD	82.50	4/17/15	220	(2,200)
MarkWest Energy Partners LP	Call	USD	70.00	4/17/15	115	(6,038)
MPLX LP	Call	USD	75.00	4/17/15	100	(20,250)
NiSource, Inc.	Call	USD	44.00	4/17/15	273	(21,840)
Phillips 66 Partners LP	Call	USD	75.00	4/17/15	165	(5,775)
Pinnacle West Capital Corp.	Call	USD	65.00	4/17/15	146	(6,205)
SBA Communications Corp., Class A	Call	USD	121.25	4/17/15	78	(4,858)
Sempra Energy	Call	USD	110.00	4/17/15	180	(24,300)
Shell Midstream Partners LP	Call	USD	40.00	4/17/15	130	(8,450)
Shell Midstream Partners LP	Call	USD	42.00	4/17/15	310	(6,071)
Snam SpA	Call	EUR	4.60	4/17/15	121	(5,561)
TransCanada Corp.	Call	CAD	58.00	4/17/15	113	(625)
Verizon Communications, Inc.	Call	USD	49.00	4/17/15	125	(3,125)
Verizon Communications, Inc.	Call	USD	50.00	4/24/15	73	(987)
TerraForm Power, Inc., Class A	Call	USD	34.50	5/11/15	211	(57,104)
American Electric Power Co., Inc.	Call	USD	57.50	5/15/15	168	(15,247)
Delek Logistics Partners LP	Call	USD	40.00	5/15/15	110	(50,050)
Enel SpA	Call	EUR	4.40	5/15/15	157	(5,449)
Energy Transfer Partners LP	Call	USD	60.00	5/15/15	88	(2,640)
Enterprise Products Partners LP	Call	USD	33.10	5/15/15	340	(30,915)
MarkWest Energy Partners LP	Call	USD	62.50	5/15/15	114	(63,270)
NextEra Energy, Inc.	Call	USD	110.00	5/15/15	370	(30,525)
PBF Logistics LP	Call	USD	25.00	5/15/15	95	(5,700)
Shell Midstream Partners LP	Call	USD	40.00	5/15/15	246	(35,055)
Snam SpA	Call	EUR	4.60	5/15/15	129	(12,598)
TransCanada Corp.	Call	CAD	56.00	5/15/15	125	(6,662)
Total						$(613,342)

•	As of March 31, 2015, over-the-counter options written were as follows:

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
The Laclede Group, Inc.	UBS AG	Call	USD	56.03	4/01/15	4,400	$—
CMS Energy Corp.	Credit Suisse International	Call	USD	35.74	4/02/15	69,600	(632)
New Jersey Resources Corp.	Morgan Stanley & Co. International PLC	Call	USD	32.63	4/02/15	17,800	(186)
NextEra Energy, Inc.	Deutsche Bank AG	Call	USD	106.76	4/02/15	17,200	(361)
American Water Works Co., Inc.	Citibank N.A.	Call	USD	54.16	4/06/15	24,300	(7,196)
Genesis Energy LP	Goldman Sachs International	Call	USD	47.05	4/06/15	21,400	(8,344)
Sempra Energy	UBS AG	Call	USD	109.40	4/06/15	6,600	(2,862)
ITC Holdings Corp.	UBS AG	Call	USD	39.88	4/07/15	25,400	(767)
Public Service Enterprise Group, Inc.	Credit Suisse International	Call	USD	40.84	4/07/15	17,500	(21,480)
Sunoco Logistics Partners LP	Morgan Stanley & Co. International PLC	Call	USD	47.56	4/07/15	29,000	(3)
Xcel Energy, Inc.	Morgan Stanley & Co. International PLC	Call	USD	37.53	4/07/15	21,000	(1)
National Grid PLC	Bank of America N.A.	Call	GBP	8.92	4/08/15	165,600	(2,515)
EDP Renovaveis SA	Bank of America N.A.	Call	EUR	6.11	4/09/15	12,500	(4,058)
Ferrovial SA	JPMorgan Chase Bank N.A.	Call	EUR	19.04	4/09/15	77,000	(63,558)
Ferrovial SA	UBS AG	Call	EUR	18.30	4/09/15	32,000	(50,764)
Transurban Group	Citibank N.A.	Call	AUD	9.33	4/09/15	191,000	(33,037)
EDP Renovaveis SA	Morgan Stanley & Co. International PLC	Call	EUR	6.10	4/15/15	20,000	(7,060)
EDP Renovaveis SA	UBS AG	Call	EUR	6.04	4/15/15	21,000	(8,619)
Iberdrola SA	Goldman Sachs International	Call	EUR	6.02	4/15/15	63,800	(5,483)
ITC Holdings Corp.	Goldman Sachs International	Call	USD	41.89	4/15/15	12,600	(7)
Transurban Group	Morgan Stanley & Co. International PLC	Call	AUD	9.34	4/15/15	94,700	(18,040)
Aeroports de Paris	Bank of America N.A.	Call	EUR	109.98	4/16/15	3,900	(10,685)
Groupe Eurotunnel SE	Bank of America N.A.	Call	EUR	12.39	4/16/15	43,100	(44,223)
Valero Energy Partners LP	Morgan Stanley & Co. International PLC	Call	USD	52.00	4/16/15	7,300	(7,617)

MARCH 31, 2015	3

Schedule of Investments (continued)	BlackRock Utility and Infrastructure Trust (BUI)

As of March 31, 2015, over-the-counter options written were as follows: (continued)

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
East Japan Railway Co.	Morgan Stanley & Co. International PLC	Call	JPY	10,322.55	4/23/15	3,400	$(862)
EDP Renovaveis SA	UBS AG	Call	EUR	6.16	4/23/15	13,200	(4,342)
Enbridge, Inc.	Citibank N.A.	Call	USD	49.75	4/23/15	27,000	(14,052)
NRG Yield, Inc., Class A	UBS AG	Call	USD	51.95	4/23/15	26,900	(20,678)
Sydney Airport	UBS AG	Call	AUD	5.26	4/23/15	105,000	(7,744)
MPLX LP	UBS AG	Call	USD	80.50	4/24/15	8,000	(3,840)
EQT Midstream Partners LP	Morgan Stanley & Co. International PLC	Call	USD	82.75	4/27/15	8,800	(9,567)
Public Service Enterprise Group, Inc.	Credit Suisse International	Call	USD	43.16	4/27/15	17,600	(9,450)
American Water Works Co., Inc.	Citibank N.A.	Call	USD	53.41	4/28/15	8,100	(11,690)
Dominion Midstream Partners LP	Morgan Stanley & Co. International PLC	Call	USD	39.95	4/28/15	15,000	(38,764)
EDP Renovaveis SA	Bank of America N.A.	Call	EUR	6.30	4/28/15	14,000	(3,572)
NextEra Energy Partners LP	Goldman Sachs International	Call	USD	43.93	4/28/15	23,000	(30,443)
NorthWestern Corp.	Morgan Stanley & Co. International PLC	Call	USD	54.69	4/28/15	14,300	(8,268)
E.ON SE	Goldman Sachs International	Call	EUR	14.01	4/29/15	13,700	(3,935)
TerraForm Power, Inc., Class A	Morgan Stanley & Co. International PLC	Call	USD	32.89	4/29/15	21,100	(81,748)
Abertis Infraestructuras SA	UBS AG	Call	EUR	17.01	4/30/15	68,800	(8,944)
Dominion Midstream Partners LP	Credit Suisse International	Call	USD	41.71	4/30/15	5,000	(6,305)
Ferrovial SA	Bank of America N.A.	Call	EUR	19.52	4/30/15	29,000	(16,624)
Fraport AG Frankfurt Airport Services Worldwide	Morgan Stanley & Co. International PLC	Call	EUR	56.32	4/30/15	4,800	(4,105)
Plains All American Pipeline LP	Deutsche Bank AG	Call	USD	49.64	4/30/15	15,400	(8,843)
Public Service Enterprise Group, Inc.	Deutsche Bank AG	Call	USD	42.18	4/30/15	2,300	(2,446)
Veolia Environnement SA	Bank of America N.A.	Call	EUR	17.07	4/30/15	19,200	(15,308)
American Water Works Co., Inc.	Citibank N.A.	Call	USD	54.84	5/04/15	16,000	(15,221)
Dominion Midstream Partners LP	Credit Suisse International	Call	USD	41.71	5/05/15	5,000	(6,875)
Groupe Eurotunnel SE	Morgan Stanley & Co. International PLC	Call	EUR	12.39	5/05/15	44,000	(49,036)
Abertis Infraestructuras SA	Bank of America N.A.	Call	EUR	17.16	5/06/15	68,000	(9,658)
Aeroports de Paris	Morgan Stanley & Co. International PLC	Call	EUR	106.56	5/06/15	3,900	(24,350)
Eversource Energy	Citibank N.A.	Call	USD	50.86	5/06/15	6,300	(7,421)
Exelon Corp.	Deutsche Bank AG	Call	USD	33.95	5/06/15	35,600	(39,626)
National Grid PLC	Bank of America N.A.	Call	GBP	8.86	5/06/15	169,000	(24,405)
Public Service Enterprise Group, Inc.	Goldman Sachs International	Call	USD	42.04	5/06/15	40,000	(51,940)
ITC Holdings Corp.	Goldman Sachs International	Call	USD	37.61	5/07/15	12,600	(11,947)
Pattern Energy Group, Inc.	Citibank N.A.	Call	USD	28.62	5/07/15	16,100	(15,411)
Wisconsin Energy Corp.	Citibank N.A.	Call	USD	50.07	5/07/15	39,500	(39,340)
Fraport AG Frankfurt Airport Services Worldwide	Morgan Stanley & Co. International PLC	Call	EUR	57.19	5/08/15	5,000	(3,473)
Sempra Energy	Deutsche Bank AG	Call	USD	110.58	5/08/15	19,800	(39,528)
CMS Energy Corp.	Goldman Sachs International	Call	USD	35.85	5/11/15	37,600	(16,367)
EDP Renovaveis SA	UBS AG	Call	EUR	6.38	5/11/15	7,000	(1,546)
NRG Yield, Inc., Class A	Credit Suisse International	Call	USD	50.14	5/11/15	27,100	(54,891)
Aeroports de Paris	Bank of America N.A.	Call	EUR	113.47	5/12/15	2,500	(4,997)
Dominion Midstream Partners LP	Credit Suisse International	Call	USD	41.71	5/12/15	5,000	(7,550)
Dominion Midstream Partners LP	Deutsche Bank AG	Call	USD	37.26	5/12/15	15,000	(69,664)
Japan Airport Terminal Co. Ltd.	Goldman Sachs International	Call	JPY	6,901.00	5/13/15	11,700	(50,521)
Edison International	Deutsche Bank AG	Call	USD	63.22	5/14/15	23,000	(29,914)
Groupe Eurotunnel SE	Morgan Stanley & Co. International PLC	Call	EUR	12.59	5/14/15	35,000	(33,990)
RWE AG	UBS AG	Call	EUR	24.84	5/14/15	17,200	(2,983)
Dominion Midstream Partners LP	Credit Suisse International	Call	USD	41.71	5/19/15	5,000	(8,160)
EDP Renovaveis SA	UBS AG	Call	EUR	6.38	5/19/15	7,000	(1,718)
NiSource, Inc.	UBS AG	Call	USD	42.52	5/20/15	14,500	(31,491)
Sydney Airport	UBS AG	Call	AUD	5.28	5/20/15	105,000	(7,957)
Transurban Group	UBS AG	Call	AUD	9.63	5/20/15	96,000	(15,040)
Plains All American Pipeline LP	Citibank N.A.	Call	USD	49.62	5/21/15	17,000	(18,807)
Dominion Midstream Partners LP	Credit Suisse International	Call	USD	41.71	5/27/15	5,000	(8,770)
EDP Renovaveis SA	UBS AG	Call	EUR	6.46	5/27/15	15,000	(3,012)
Pattern Energy Group, Inc.	Citibank N.A.	Call	USD	28.62	5/27/15	16,100	(19,645)

4	MARCH 31, 2015

Schedule of Investments (continued)	BlackRock Utility and Infrastructure Trust (BUI)

As of March 31, 2015, over-the-counter options written as were as follows: (concluded)

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
Spark Infrastructure Group	UBS AG	Call	AUD	2.02	5/27/15	235,000	$(7,643)
Dominion Midstream Partners LP	Credit Suisse International	Call	USD	41.71	6/02/15	5,000	(9,215)
Total							$(1,351,140)

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Trust’s policy regarding valuation of investments and derivative financial instrument, refer to the Trust’s most recent financial statements as contained in its annual report.

As of March 31, 2015, the following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Construction & Engineering	—	$8,366,587	—	$8,366,587
Diversified Telecommunication Services	$3,866,085	—	—	3,866,085
Electric Utilities	75,911,656	4,214,596	—	80,126,252
Gas Utilities	2,910,060	3,358,564	—	6,268,624
Independent Power and Renewable Electricity Producers	13,904,199	3,691,184	—	17,595,383
Multi-Utilities	69,390,881	15,164,999	—	84,555,880
Oil, Gas & Consumable Fuels	95,220,702	—	—	95,220,702
Real Estate Investment Trusts (REITs)	9,538,012	—	—	9,538,012
Road & Rail	771,618	—	—	771,618
Transportation Infrastructure	—	45,466,550	—	45,466,550
Water Utilities	10,305,321	—	—	10,305,321
Wireless Telecommunication Services	2,634,750	—	—	2,634,750
Short-Term Securities	7,531,446	—	—	7,531,446

Total	$291,984,730	$80,262,480	—	$372,247,210

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Liabilities:
Equity contracts	$(418,177)	$(1,546,305)	—	$(1,964,482)

[1]	Derivative financial instruments are options written, which are shown at value.

MARCH 31, 2015	5

Schedule of Investments (concluded)	BlackRock Utility and Infrastructure Trust (BUI)

The Trust may hold liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of March 31, 2015, such liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
Bank overdraft	—	$(23,034)	—	$(23,034)
Foreign currency at value		(8,421)	—	(8,421)

Total	—	$(31,455)	—	$(31,455)

During the period ended March 31, 2015, there were no transfers between levels.

6	MARCH 31, 2015

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Utility and Infrastructure Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Utility and Infrastructure Trust

Date: May 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Utility and Infrastructure Trust

Date: May 22, 2015

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Utility and Infrastructure Trust

Date: May 22, 2015